CONVERTIBLE NOTES PAYABLE (Details Narrative)						1 Months Ended		3 Months Ended		8 Months Ended	12 Months Ended
	Jul. 23, 2019 USD ($)	Feb. 05, 2019 USD ($)	Jan. 18, 2019 USD ($)	Apr. 04, 2018 USD ($)	Jan. 03, 2018 USD ($)	Jan. 31, 2019 USD ($)	Sep. 19, 2017 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) Number $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Feb. 21, 2020 USD ($)	Oct. 23, 2019 USD ($)	Sep. 21, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 28, 2017 USD ($)
Convertible Notes Payable (Textual)
Proceeds from convertible debt								$ 20,000			$ 50,000
Accrued interest								1,359			1,360
Outstanding principal balance								50,000			50,000
Convertible loan amount														$ 20,000	$ 50,000
Additional cash proceeds									230,000		630,000	964,120
Amortization of debt discount								$ 66,549	$ 3,117			$ 77,889
Warrant purchase | shares								502,250			502,250	402,250	234,375
Warrant exercise price per share | $ / shares								$ 0.57			$ 0.57	$ 0.40
Debt discounts													$ 4,735
Convertible Notes Payable [Member]
Convertible Notes Payable (Textual)
Debt Instrument, interest rate, stated percentage											10.00%
December 31, 2019 Securities Purchase Agreement [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable (Textual)
Convertible notes payable, description											The conversion price shall be equal to 80% multiplied by the price per share paid by the investors in the next capital raising transaction consummated by the Company in the amount of $1,000,000 or more (the “Qualified Financing”), subject to adjustments as provided in the Note. In the event the Investor elects to convert the Note prior to a Qualified Financing, the conversion price shall be the effective exercise price per share from time to time pursuant to the Warrant. At any time prior to the Maturity Date, upon 10 business days’ notice to the Investor, the Company shall have the right to pre-pay the entire remaining principal amount of the Note subject to the pre-payment terms contained in the Note. The note is valued at face value and not considered a derivative since the Qualified Financing is at the control of the Company. The Company recorded $0 of accrued interest and has a total outstanding principal balance of $275,000 as of December 31, 2019.
Principle amount											$ 275,000
Amortization of debt discount											0
Original issue discount											$ 25,000
Warrant purchase | shares											100,000
Purchase price received											$ 250,000
Interest charge in percentage											8.00%
Beneficial ownership percentage											4.99%
Outstanding balance percentage											130.00%
Conversion price redefined											65.00%
Trading days | Number											10
Warrant exercise price per share | $ / shares											$ 1.25
Debt discounts											$ 155,768
Warrants fair value											$ 130,768
Beneficial ownership percentage of warrant											9.99%
Maturity Date											Jul. 31, 2020
2017 Debt Offering [Member]
Convertible Notes Payable (Textual)
Private offering													1,000,000
Private offering, maximum amount				$ 1,500,000			$ 1,100,000
Proceeds from convertible debt													$ 1,087,500
Maturity term year													1 year
Accrued interest													$ 50,389
Outstanding principal balance													$ 1,087,500
Debt Instrument, interest rate, stated percentage													8.00%
Additional cash proceeds					$ 47,000
2017 Debt Offering [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable (Textual)
Accrued interest																$ 128,050
Outstanding principal balance																$ 2,147,000
Convertible notes payable																	$ 97,000
Convertible loan amount																		$ 50,000
Principle amount										$ 962,500
Amortization of debt discount											$ 122,615
Interest expenses												$ 77,889	$ 44,726
January 2019 Debt Offering [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable (Textual)
Private offering, maximum amount						$ 500,000
Proceeds from convertible debt	$ 150,000	$ 130,000	$ 100,000
Accrued interest								$ 37,541			28,043
Outstanding principal balance											$ 380,000
Convertible notes payable, description						The notes bear interest at a fixed rate of 10% per annum, computed based on a 360-day year and mature on the earlier of one year from the date of issuance or the consummation of an equity or equity-linked round of financing of the Company in excess of $1,000,000 (“Qualified Financing”) or other event pursuant to which conversion shares are to be issued pursuant to the terms of the note.		The unpaid outstanding principal amount and accrued and unpaid interest under the Note shall be convertible into shares of the Company’s common stock at any time at the option of the Investor. The conversion price shall be equal to 80% multiplied by the price per share paid by the investors in the next capital raising transaction consummated by the Company in the amount of $1,000,000 or more (the “Qualified Financing”), subject to adjustments as provided in the Note. In the event the Investor elects to convert the Note prior to a Qualified Financing, the conversion price shall be the effective exercise price per share from time to time pursuant to the Warrant. At any time prior to the Maturity Date, upon 10 business days’ notice to the Investor, the Company shall have the right to pre-pay the entire remaining principal amount of the Note subject to the pre-payment terms contained in the Note. The note is valued at face value and not considered a derivative since the Qualified Financing is at the control of the Company. The Company recorded $9,429 of accrued interest and has a total outstanding principal balance of $275,000 as of March 31, 2020.
Amortization of debt discount								$ 66,549